Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Operating activities:
Net loss for the period	$ (30,234)	$ (26,115)	$ (26,560)
Items not affecting cash:
Accretion	10	19	30
Amortization and depreciation	5,119	5,735	6,685
Asset impairment	21,184	15,031	2,460
Deferred income taxes	(3,935)	(1,773)	(926)
Foreign exchange	622	15	(146)
Gain on investment	(7)	(2)	(43)
Share-based expense	445	1,535	1,943
Items not affecting cash	(6,796)	(5,555)	(16,557)
Amounts receivable	(298)	(601)	(561)
Inventory	138	(102)	(185)
Unbilled revenue	(248)	360	21
Prepaid expenses	261	624	90
Accounts payable and accrued liabilities	827	983	(1,665)
Sales and income taxes payable and receivable	8	733	(896)
Deferred revenue	(302)	374	(80)
Net cash used in operating activities	(6,410)	(3,184)	(19,833)
Investing activities:
Purchase of equipment	(799)	(1,397)	(1,495)
Security depost on leases	0	(141)	40
Deferred acquisition payment	0	(146)	(592)
Sale of QVQ Holdings BV shares	0	121	80
Net cash used in investing activities	(799)	(1,563)	(1,967)
Financing activities:
Proceeds on share issuance, net of transaction costs	12,228	2,360	716
Repayment of leases	(1,577)	(1,339)	(1,337)
Net cash provided by (used in) financing activities	14,893	1,021	(621)
Foreign exchange	(438)	(1,095)	740
Cash - beginning of the period	3,545	8,366	30,047
Cash - end of the period	10,791	3,545	8,366
Cash is comprised of:
Cash	10,665	3,459	8,280
Restricted cash	126	86	86
Cash paid for interest	0	0	263
Cash paid for income tax	$ 2	$ 0	$ 591